united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2; Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JNF SSgA Sector Rotation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares			Value
	EXCHANGE TRADED FUNDS - 80.9%
	EQUITY FUNDS - 80.9%
209,166	SPDR Consumer Discretionary Select Sector Fund		$ 16,534,572
275,113	SPDR Consumer Staples Select Sector Fund		14,594,745
21,891	SPDR Energy Select Sector Fund		1,355,491
135,021	SPDR Financial Select Sector Fund		3,039,323
41,940	SPDR Health Care Select Sector Fund		2,842,693
35,200	SPDR Industrial Select Sector Fund		1,952,544
12,690	SPDR Materials Select Sector Fund		568,639
524,285	SPDR Technology Select Sector Fund		23,257,282
13,082	SPDR Utilities Select Sector Fund		649,129
	TOTAL EXCHANGE TRADED FUNDS (Cost - $62,058,145)		64,794,418

	SHORT-TERM INVESTMENTS - 19.2%
	MONEY MARKET FUND - 19.2%
15,403,523	Federated Prime Obligations Fund, to yield 0.39% (Cost - $15,403,523) *		15,403,523

	TOTAL INVESTMENTS - 100.1% (Cost - $77,461,668) (a)		$ 80,197,941
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %		(99,153)
	NET ASSETS - 100.0%		$ 80,098,788

* Variable rate security, the money market rate shown represents the rate at March 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $77,804,585 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 2,854,124
		Unrealized depreciation:	(460,768)
		Net unrealized appreciation:	$ 2,393,356

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 87.3%
	DEBT FUNDS - 40.7%
33,227	SPDR Barclays Aggregate Bond ETF	$ 1,945,441
40,297	SPDR Barclays High Yield Bond ETF	1,380,172
28,411	SPDR Barclays Intermediate Term Corporate Bond ETF	973,645
7,996	SPDR Barclays Long Term Corporate Bond ETF	488,236
9,500	SPDR Barclays Long Term Treasury ETF	715,920
18,559	SPDR Barclays TIPS ETF	1,061,760
		6,565,174
	EQUITY FUNDS - 46.6%
4,148	SPDR Consumer Discretionary Select Sector Fund	327,899
6,083	SPDR Consumer Staples Select Sector Fund	322,703
21,467	SPDR Dow Jones International Real Estate ETF	890,022
12,490	SPDR Dow Jones REIT ETF	1,188,423
2,047	SPDR S&P 500 ETF Trust	420,781
6,577	SPDR S&P 500 Growth ETF Trust	661,186
12,389	SPDR S&P International Small Cap ETF	353,954
63,040	SPDR S&P World ex-US ETF	1,597,434
7,515	SPDR Technology Select Sector Fund	333,365
21,480	WisdomTree Europe Hedged Equity Fund	1,115,242
7,250	WisdomTree Japan Hedged Equity Fund	316,898
		7,527,907

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,107,744)	14,093,081

	SHORT-TERM INVESTMENTS - 12.9%
	MONEY MAKRET FUND - 12.9%
2,088,655	Federated Prime Obligations Fund, to yield 0.39% (Cost - $2,088,655) *	2,088,655

	TOTAL INVESTMENTS - 100.2% (Cost - $16,196,399) (a)	$ 16,181,736
	OTHER ASSETS LESS LIABILITIES - NET - (0.2) %	(39,406)
	NET ASSETS - 100.0%	$ 16,142,330

ETF - Exchange Traded Funds
TIPS - Treasury Inflation Protected Securities

* Variable rate security, the money market rate shown represents the rate at March 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,283,555 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 438,569
	Unrealized depreciation:	(540,388)
	Net unrealized depreciation:	$ (101,819)

JNF Exceed Defined Shield Index Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 81.6%
	DEBT FUNDS - 81.6%
6,083	Guggenheim BulletShares 2018 Corporate Bond ETF	$ 128,351
4,700	iShares 1-3 Year Credit Bond ETF	495,474
4,900	SPDR Barclays Short Term Corporate Bond ETF	150,087
900	Vanguard Short-Term Corporate Bond ETF	72,027
	TOTAL EXCHANGE TRADED FUNDS (Cost - $840,896)	845,939

Contracts *
	PURCHASED PUT OPTIONS ** - 1.7%
5	SPDR S&P 500 ETF ^	185
	Expiration May 2016, Exercise Price $180
8	SPDR S&P 500 ETF ^	328
	Expiration May 2016, Exercise Price $181
3	SPDR S&P 500 ETF ^	798
	Expiration June 2016, Exercise Price $192
1	SPDR S&P 500 ETF ^	264
	Expiration June 2016, Exercise Price $193
8	SPDR S&P 500 ETF ^	3,000
	Expiration September 2016, Exercise Price $185
12	SPDR S&P 500 ETF ^	6,654
	Expiration December 2016, Exercise Price $183
1	SPDR S&P 500 ETF ^	604
	Expiration December 2016, Exercise Price $185
12	SPDR S&P 500 ETF ^	6,108
	Expiration March 2017, Exercise Price $170
	TOTAL PURCHASED PUT OPTIONS (Cost - $38,852)	17,941

	PURCHASED CALL OPTIONS ** - 4.3%
7	SPDR S&P 500 ETF	2,618
	Expiration May 2016, Exercise Price $206
6	SPDR S&P 500 ETF	1,902
	Expiration May 2016, Exercise Price $207
2	SPDR S&P 500 ETF	430
	Expiration June 2016, Exercise Price $212
2	SPDR S&P 500 ETF	392
	Expiration June 2016, Exercise Price $213
4	SPDR S&P 500 ETF	2,192
	Expiration September 2016, Exercise Price $210
4	SPDR S&P 500 ETF	1,280
	Expiration September 2016, Exercise Price $215
2	SPDR S&P 500 ETF ^	2,100
	Expiration December 2016, Exercise Price $205
11	SPDR S&P 500 ETF ^	8,327
	Expiration December 2016, Exercise Price $210
7	SPDR S&P 500 ETF ^	15,722
	Expiration March 2017, Exercise Price $190
JNF Exceed Defined Shield Index Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Contracts *		Value
	PURCHASED CALL OPTIONS ** - 4.3% (Continued)
5	SPDR S&P 500 ETF ^	$ 9,425
	Expiration March 2017, Exercise Price $195
	TOTAL PURCHASED CALL OPTIONS (Cost - $28,838)	44,388

Shares	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUND - 11.8%
121,977	Federated Prime Obligations Fund, to yield 0.39% *** (Cost - $121,977)	121,977

	TOTAL INVESTMENTS - 99.4% (Cost - $1,030,563) (a)	$ 1,030,245
	OTHER ASSETS LESS LIABILITIES - NET - 0.6%	6,557
	NET ASSETS - 100.0%	$ 1,036,802

Contracts *
	PUT OPTIONS WRITTEN ** - 4.7%
7	SPDR S&P 500 ETF	2,842
	Expiration May 2016, Exercise Price $206
6	SPDR S&P 500 ETF	2,658
	Expiration May 2016, Exercise Price $207
2	SPDR S&P 500 ETF	1,862
	Expiration June 2016, Exercise Price $212
2	SPDR S&P 500 ETF	1,978
	Expiration June 2016, Exercise Price $213
4	SPDR S&P 500 ETF	4,580
	Expiration September 2016, Exercise Price $210
4	SPDR S&P 500 ETF	5,628
	Expiration September 2016, Exercise Price $215
2	SPDR S&P 500 ETF	2,370
	Expiration December 2016, Exercise Price $205
11	SPDR S&P 500 ETF	15,455
	Expiration December 2016, Exercise Price $210
7	SPDR S&P 500 ETF	6,300
	Expiration March 2017, Exercise Price $190
5	SPDR S&P 500 ETF	5,325
	Expiration March 2017, Exercise Price $195
	TOTAL WRITTEN PUT OPTIONS (Premiums recieved - $92,267) (a)	48,998

	CALL OPTIONS WRITTEN ** - 0.6%
1	SPDR S&P 500 ETF	44
	Expiration December 2016, Exercise Price $235
12	SPDR S&P 500 ETF	240
	Expiration December 2016, Exercise Price $240
10	SPDR S&P 500 ETF	4,770
	Expiration March 2017, Exercise Price $220
2	SPDR S&P 500 ETF	636
	Expiration March 2017, Exercise Price $225
	TOTAL WRITTEN CALL OPTIONS (Premiums recieved - $3,580) (a)	5,690
JNF Exceed Defined Shield Index Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

ETF - Exchange Traded Funds

* Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.
** Non-income producing.
^ Subject to written put option.
*** Variable rate security, the money market rate shown represents the rate at March 31, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $957,086 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 64,839
	Unrealized depreciation:	(46,368)
	Net unrealized appreciation:	$ 18,471

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities and other assets held by the Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team comprised of one or more representatives from each of the (i) Trust, (ii) administrator and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Portfolios' investments measured at fair value:

SSgA Sector Rotation Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 64,794,418	$ -	$ -	$ 64,794,418
Money Market Fund	15,403,523	-	-	15,403,523
Total	$ 80,197,941	$ -	$ -	$ 80,197,941

SSgA Tactical Allocation Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 14,093,081	$ -	$ -	$ 14,093,081
Money Market Fund	2,088,655	-	-	2,088,655
Total	$ 16,181,736	$ -	$ -	$ 16,181,736

Exceed Defined Shield Index Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 845,939	$ -	$ -	$ 845,939
Put Options Purchased	17,941	-	-	17,941
Call Options Purchased	44,388	-	-	44,388
Money Market Fund	121,977	-	-	121,977
Total	$ 1,030,245	$ -	$ -	$ 1,030,245

Liabilities *
Put Options Written	$ 48,998	$ -	$ -	$ 48,998
Call Options Written	5,690	-	-	5,690
Total	$ 54,688	$ -	$ -	$ 54,688
The Portfolios did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Portfolios' policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.
* Refer to the Portfolios of Investments for security classification.

Exchange Traded Funds
The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options
Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended March 31, 2016, the Fund's unrealized appreciation on option contracts subject to equity price risk amounted to $41,159.

The following table summarizes the Fund's written option activity:

Exceed Defined Shield Index Portfolio

	Put Options		Call Options
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	0	$ -	0	$ -
Options written	50	92,267	25	3,580
Options outstanding, end of period	50	$ 92,267	25	$ 3,580

The notional value of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Portfolio of Investments and the amounts of realized and unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/24/16

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 5/24/16